Basis of Presentation and Accounting Policies - Additional Information (Detail)	3 Months Ended
	Mar. 31, 2022 USD ($) Lessee	Mar. 31, 2021 USD ($) Lessee	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Period of amortization of capitalized implementation costs	7 years
Investments in marketable equity securities with readily determinable fair values	$ 2,660,000		$ 2,866,000
Unrealized (loss) gain on financial instruments, net	(207,000)
Fair value of net investment in direct financing and sales-type leases	1,799,542,000		1,810,712,000
Net investment in direct financing and sales-type leases	1,799,299,000		1,806,090,000
Fair value of container leaseback financing receivable	724,440,000		357,828,000
Net of container leaseback financing receivable	732,439,000		354,147,000
Fair value of long-term debt	5,386,795,000		5,320,366,000
Long-term debt	$ 5,675,973,000		5,340,521,000
Total Fleet Lease Rental Income | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee	0	0
Prepaid Expenses and Other Current Assets
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Capitalized implementation costs	$ 9,571,000		$ 8,767,000
General and Administrative Expense
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Capitalized implementation costs	165,000
Containers held for sale | Fair Value, Inputs, Level 2
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Assets measured at fair value on non-recurring basis	791,000			$ 270,000
Insolvent Customer
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Gain on container recovery		$ 7,577,000
Previously Insolvent Customer
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Container loss recovery	7,986,000
Insurance receivable associated with this insolvent customer	2,106,000
Containers
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Impairment charges of long lived assets held for use	0	0
Impairment (recovery) charges to write-off containers	0	7,577,000
Gain on container recovery	0	1,865,000
Containers for Sale
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Container impairment charges (reversals) to write down value, held for sale, net of reversals	$ 350,000	$ (839,000)